Shareholders' Equity (Details) - Employee Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Number of options
Options outstanding, beginning balance | shares	679,552
Granted | shares
Exercised | shares	(215,542)
Expired and forfeited | shares	(48,500)
Options outstanding, ending balance | shares	415,510
Vested and expected to vest | shares	415,510
Exercisable as of December 31, 2018 | shares	159,058
Weighted average exercise price
Options outstanding, beginning balance | $ / shares	$ 13.20
Granted | $ / shares
Exercised | $ / shares	9.87
Expired and forfeited | $ / shares	15.76
Options outstanding, ending balance | $ / shares	14.62
Vested and expected to vest | $ / shares	14.62
Exercisable at December 31, 2018 | $ / shares	$ 11.81
Weighted average remaining contractual term (in years)
Outstanding, beginning balance	3 years 4 months 6 days
Outstanding, ending balance	2 years 8 months 9 days
Vested and expected to vest	2 years 8 months 9 days
Exercisable at December 31, 2018	2 years 7 days
Aggregate intrinsic value
Outstanding, beginning balance | $	$ 4,517
Outstanding, ending balance | $	3
Vested and expected to vest | $	3
Exercisable at December 31, 2018 | $	$ 3